Intangible Assets and Goodwill - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Amortization Expense [Abstract]
2024	$ 2,472	$ 3,104
2025	2,021	2,472
2026	1,903	2,021
2027	1,819	1,903
2028	757	1,819
Thereafter		757
Total	$ 9,748	$ 12,076	$ 15,180